CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2013	Jan. 31, 2012
Current assets
Cash and cash equivalents	$ 2,117,142	$ 9,249,307
Receivables	33,357	67,093
Prepaid expenses and deposits	56,957	66,974
Total current assets	2,207,456	9,383,374
Property, plant and equipment	421,307	447,936
Mineral property interest	815,000	815,000
Total assets	3,443,763	10,646,310
Current liabilities
Accounts payable and accrued liabilities	441,638	622,077
Due to related parties	13,639	28,425
Total liabilities	455,277	650,502
Stockholders' equity
Common stock, no par value, unlimited authorized, 71,677,317 and 71,437,317 issued and outstanding at January 31, 2013 and 2012, respectively	35,304,627	35,223,027
Additional paid-in capital	6,877,657	5,994,447
Deficit accumulated during the exploration stage	(39,169,460)	(31,241,510)
Accumulated other comprehensive income (loss)	(24,338)	19,844
Total stockholders' equity	2,988,486	9,995,808
Total liabilities and stockholders' equity	$ 3,443,763	$ 10,646,310